Fair Value Measurements - Assets Measured at Estimated Fair Value on Nonrecurring Basis by Fair Value Hierarchy (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Loans held for sale		$ 1,516
Impaired loans	13,331	19,197	44,059
Other real estate owned	74	317	585
Mortgage servicing rights	2,977	1,025	2,106
Total Assets	16,382	22,055	46,750
Level 1 [Member]
ASSETS
Loans held for sale
Impaired loans
Other real estate owned
Mortgage servicing rights
Total Assets
Level 2 [Member]
ASSETS
Loans held for sale
Impaired loans
Other real estate owned
Mortgage servicing rights
Total Assets
Level 3 [Member]
ASSETS
Loans held for sale		1,516
Impaired loans	13,331	19,197	44,059
Other real estate owned	74	317	585
Mortgage servicing rights	2,977	1,025	2,106
Total Assets	$ 16,382	$ 22,055	$ 46,750